Stock-based compensation - Stock Options Activity (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of options outstanding
Balance (in shares)	15,387,546	16,336,134	12,654,807
Granted (in shares)	0	1,500,081	4,369,866
Exercised (in shares)	(672,583)	(1,380,609)	(105,203)
Forfeited (in shares)	(45,731)	(1,050,228)	(412,132)
Expired (in shares)	(26,821)	(17,832)	(171,204)
Balance (in shares)	14,642,411	15,387,546	16,336,134	12,654,807
Options exercisable (in shares)	11,919,869	11,309,426
Options unvested (in shares)	3,544,841	4,076,090
Weighted average exercise price ($)
Balance (in usd per share)	$ 1.76	$ 0.81	$ 0.81
Granted (in usd per share)	0	10.07	0.82
Exercised (in usd per share)	0.81	0.81	0.81
Forfeited (in usd per share)	1.14	1.43	0.81
Expired (in usd per share)	0.81	0.81	0.81
Balance (in usd per share)	1.72	1.76	$ 0.81	$ 0.81
Options exercisable (in usd per share)	1.02	0.89
Options unvested (in usd per share)	$ 3.84	$ 3.86
Weighted average remaining contractual term (years)
Balance	7 years 5 months 12 days	7 years 1 month 13 days	8 years 6 months 18 days	9 years 4 months 17 days
Options exercisable	6 years 8 months 1 day	6 years 6 months 10 days
Options unvested	8 years 9 months	8 years 8 months 26 days
Aggregate intrinsic value ($)
Balance		$ 8,763	$ 80,179	$ 0
Exercised	$ 40	$ 1,981